Offerings - Offering: 1	Mar. 31, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common Stock
Amount Registered | shares	2,000,000,000
Maximum Aggregate Offering Price	$ 1,000,000,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 138,100.00
Offering Note	(1) The Registrant hereby offers up to an additional $1,000,000,000 of common shares of beneficial interest ("Shares") pursuant to this Registration Statement, for a maximum aggregate amount of $3,000,000,000 of Shares, including (i) the Registration Statement File No. 333-282989, dated November 4, 2024, as amended, previously filed by the Registrant on Form N-2 (the "Prior Registration Statement") and (ii) the registration by the Registrant of additional securities as set forth in this registration statement (the "Registration Statement"). The offering currently includes Class S Shares, Class D Shares and Class I Shares. (2) Estimated pursuant to Rule 457(o) under the Securities Act of 1933, as amended (the "Securities Act"), solely for the purpose of determining the registration fee. (3) Calculated pursuant to Rule 457(o) and paid in connection with the filing of this Registration Statement on March 31, 2026. Amount represents $138,100 to register the additional $1,000,000,000 of Shares registered hereby under this Registration Statement, for a total maximum offering price under the Registration Statement, including the Prior Registration Statements, of $3,000,000,000.